Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                    Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:
   Overture Applause!, Overture Applause! II, Overture Encore!, and Overture
                                Annuity III-Plus
                         Prospectuses Dated May 1, 2007
                               Overture Ovation!
                          Prospectus Dated May 1, 2008
        Overture Annuity II, Overture Annuity III, and Overture Acclaim!
                      Prospectuses Dated September 1, 2009
                    and Statements of Additional Information

                          Supplement Dated May 1, 2011

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                             Portfolio Type / Summary of Investment Objective
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                        The Alger Portfolios                                            Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                        Current income and long-term capital appreciation.
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                    American Century Investments                                 American Century Investment Management, Inc.
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American Century VP Income & Growth Fund, Class I                          Capital growth; income is secondary.
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American Century VP Mid Cap Value Fund, Class I                            Long-term capital growth; income is secondary.
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                   Calvert Variable Products, Inc.                                   Calvert Investment Management, Inc.
                    (*See note following chart.)                               (Named Calvert Asset Management Company, Inc.
                                                                                             prior to 4/30/11)
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Calvert VP Barclays Capital Aggregate Bond Index Portfolio -               Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
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Calvert VP EAFE International Index Portfolio, Class I - World Asset       Index:  MSCI EAFE Index.
 Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio - Summit                     Current income.
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Calvert VP Nasdaq 100 Index Portfolio - Summit                             Index:  Nasdaq 100 Index.
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Calvert VP Natural Resources Portfolio - Summit                            Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit        Index:  Russell 2000 Index.
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Calvert VP S&P 500 Index Portfolio - Summit                                Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit                Index:  S&P MidCap 400 Index.
(Calvert VP Mid Cap Value Portfolio prior to merger 5/1/11)
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser                   Long-term capital appreciation.
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                   Calvert Variable Series, Inc.                                      Calvert Investment Management, Inc.
                   (* See note following chart.)                                (Named Calvert Asset Management Company, Inc.
                                                                                               prior to 4/30/11)
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Calvert VP Income Portfolio - No Subadviser                                Long-term income.
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Calvert VP Money Market Portfolio - No Subadviser                          Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset Management,            Long-term capital appreciation.
Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam          Income and capital growth.
 Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management               Capital growth.
Company, LLC
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Calvert VP SRI Strategic Portfolio - Thornburg Investment                  Long-term capital appreciation; current income is
Management, Inc.                                                           secondary.
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                    Dreyfus Investment Portfolios                                          The Dreyfus Corporation
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Dreyfus MidCap Stock Portfolio, Service Shares                             Index:  S&P MidCap 400 Index.
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                      DWS Variable Series II                                      Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A- Dreman              Long-term capital appreciation.
 Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic               Long-term capital growth.
Partners, LLC
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                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                             Portfolio Type / Summary of Investment Objective
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             Fidelity(R) Variable Insurance Products                                Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class 1,2,3,4           Total return.
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Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Initial Class          Total return.
1,2,3,4
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class  1,2,3              Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3               Index:  S&P 500 Index.
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Fidelity(R) VIP Growth Portfolio, Initial Class 1,2,3                      Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,2                   Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4         Bond.
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Fidelity(R) VIP Mid Cap Portfolio  1,2,3 (**See note at end of chart.)     Long-term growth.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 1,2,3                    Long-term growth.
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     Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
        Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management &
                              Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
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           Financial Investors Variable Insurance Trust (ALPS)                                ALPS Advisors, Inc.
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -               Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson") (Calvert VP Lifestyle
Moderate Portfolio prior to merger 5/1/11)
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson        Capital appreciation.
(Calvert VP Lifestyle Aggressive Portfolio prior to merger 5/1/11)
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Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II        Current income and capital appreciation.
 - Ibbotson. (Calvert VP Lifestyle Conservative Portfolio prior to merger 5/1/11)
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                    AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Capital Development Fund, Series I                            Long-term growth of capital.
(Invesco V.I. Dynamics Fund prior to merger 5/2/11)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset             Total return through growth of capital and current
Management Limited                                                         income.
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Invesco Van Kampen V.I. Global Value Equity Fund, Series I                 Long-term capital appreciation by investing primarily in
(UIF Global Value Equity Portfolio prior to merger 6/1/10)                 equity securities of issuers throughout the world,
                                                                           including U.S. issuers.
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Invesco V.I. International Growth Fund, Series I                           Long-term growth of capital.
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                  MFS(R) Variable Insurance Trust                                  Massachusetts Financial Services Company
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MFS(R) New Discovery Series, Initial Class                                 Seeks capital appreciation.
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MFS(R) Research International Series, Initial Class                        Seeks capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                              Seeks total return with emphasis on high current income,
                                                                           but also considering capital appreciation.
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MFS(R) Total Return Series, Initial Class                                  Seeks total return.
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MFS(R) Utilities Series, Initial Class                                     Seeks total return.
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               Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
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Neuberger Berman AMT Regency Portfolio, Class I                            Capital growth.
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                    PIMCO Variable Insurance Trust                                Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                         Seeks maximum total return.
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                  T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                                Seeks Long-term capital growth.  Income is a secondary
                                                                           objective.
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                 Third Avenue Variable Series Trust                                      Third Avenue Management LLC
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Third Avenue Value Portfolio                                               Long-term capital appreciation.
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               The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley            Long-term capital appreciation by investing primarily in
Investment Management Company ("MSIMC") and Morgan Stanley                 growth oriented equity securities of issuers in emerging
Investment Management Limited ("MSIML")                                    market countries.
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UIF Global Tactical Asset Allocation Portfolio, Class I - MSIML and        Total Return.
 MSIMC (UIF International Magnum prior to 10/29/10)
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UIF U.S. Real Estate Portfolio, Class I                                    Above-average current income and long-term capital
                                                                           appreciation by investing primarily in equity securities
                                                                           of companies in the U.S. real estate industry, including
                                                                           real estate investment trusts.
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* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Ameritas Life.  Also, Calvert Investment Distributors, Inc. (named Calvert Distributors, Inc.
prior to 4/30/11), an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
** The "Initial Class" of this portfolio is available for the Overture Applause!, Overture Applause! II, Overture Encore!, and
Overture Ovation.  The "Service Class 2" is available for the Overture Annuity II, Overture Annuity III, Overture Annuity III-P,
and Overture Acclaim!.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or by Internet when available" each time it appears in that section. We currently do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.

4. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

5. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to the short cite "Summit."

6. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to the short cite "CIM."

7.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced with the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and the impact of the models on insurance reserves.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.